SCHEDULE H, LINE 4a – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions
FEDERAL SIGNAL CORPORATION RETIREMENT SAVINGS PLAN
SCHEDULE H, LINE 4a – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
For the Year Ended December 31, 2025

EIN: 36-1063330
Plan Number: 004

Year	Participant Contributions Transferred Late to Plan*	Late Participant Loan Repayments Are Included	Contributions Not Corrected	Contributions Corrected Outside of VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51**
2024	$17,611	Yes	$—	$—	$—	$17,611
*    Amount includes participant loan repayments.
**    Amount represents late contributions that were remitted to the Plan on October 4, 2024. The lost earnings were deposited into the Plan in June 2025. The Plan Sponsor corrected the late contributions under the Self-Correction Component of the Department of Labor’s Voluntary Fiduciary Correction Program (“VFCP”).